UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2008

Check here if Amendment: ___; Amendment Number:   ___
  This Amendment (Check only one.)  ___ is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     AKJ Asset Management, LLC
Address:  1180 Harker Avenue
          Palo Alto, CA  94301

Form 13F File Number:    28-10308

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kenneth R. Bilodeau, Jr.
Title:    Manager
     Phone:    650-326-9090

Signature, Place and Date of Signing:
Kenneth R. Bilodeau, Jr.      Palo Alto, CA       July 11, 2008
          [Signature]                   [City, State]            [Date]

Report Type (Check only one.):
XX 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
___  13F  NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).) ___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           -0-

Form 13F Information Table Entry Total:      66

Form 13F Information Table Value Total:      $106,502 (x 1,000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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
NAME OF ISSUER           TITLE  CUSIP      VALUE     SHARES    INV.     OTHER     VOTING AUTH
                         OF                X1000               DISC.    MGR
                         CLASS
                                                                                  SOLE   SHR   NONE
ABM Industries, Inc.      cs    00163T109        323     14500 sole     n/a              n/a       14500
Abbott Labs               cs    002824100        509     9,600 sole     n/a              n/a       9,600
Automatic Data Proc       cs    053015103      2,751    65,647 sole     n/a              n/a      65,647
Ameren Corp.              cs    023608102        932    22,066 sole     n/a              n/a       22066
AFLAC Inc                 cs    001055102      2,736    43,564 sole     n/a              n/a       43564
American Intl Group.      cs    026874107      2,121    80,149 sole     n/a              n/a       80149
Allied Cap Corp           cs    01903Q108      1,567   112,849 sole     n/a              n/a      112849
Amerigas Partners         oa    030975106        549    17,225 sole     n/a              n/a       17225
American Express          cs    025816109        793    21,044 sole     n/a              n/a       21044
Bank America              cs    060505104      3,037   127,236 sole     n/a              n/a      127236
Bristol Myers             cs    110122108      1,521    74,086 sole     n/a              n/a       74086
BP PLC ADR                cs    055622104        209     3,002 sole     n/a              n/a        3002
Covidien Ltd.             cs    G2552X108      1,249    26,085 sole     n/a              n/a       26085
Cisco Systems             cs    17275R102      3,277   140,902 sole     n/a              n/a      140902
Capitalsource Inc         cs    14055X102      1,197   108,017 sole     n/a              n/a      108017
Diebold Incorporated      cs    253651103      2,133    59,950 sole     n/a              n/a       59950
D T E Energy Company      cs    233331107        416     9,800 sole     n/a              n/a        9800
Duke Power                cs    26441C105        597    34,370 sole     n/a              n/a       34370
I Shares Dow Div          ut    464287168      3,042    61,762 sole     n/a              n/a       61762
Consolidated Edison       cs    209115104      1,148    29,367 sole     n/a              n/a       29367
Electronic Data Sys       cs    285661104      2,514   102,015 sole     n/a              n/a      102015
I Share Tr MSCI           ut    464287465      2,001    29,135 sole     n/a              n/a       29135
First Energy              cs    337932107        213     2,593 sole     n/a              n/a        2593
Fannie Mae                cs    313586109      1,141    58,492 sole     n/a              n/a       58492
Nicor Inc.                cs    654086107        689    16,181 sole     n/a              n/a       16181
General Electric          cs    369604103      3,282   122,959 sole     n/a              n/a      122959
Great Plains Energy       cs    391164100      2,133    84,382 sole     n/a              n/a       84382
Health Care REIT          oa    42217K106        201     4,507 sole     n/a              n/a        4507
HCP Inc. REIT             oa    421915109        427    13,433 sole     n/a              n/a       13433
Hospitality Pptys Tr      oa    44106M102      2,097    85,750 sole     n/a              n/a       85750
Intel                     cs    458140100      3,101   144,361 sole     n/a              n/a      144361
Johnson and Johnson       cs    478160104      1,299    20,193 sole     n/a              n/a       20193
JP Morgan Chase           cs    46625H100      2,971    86,585 sole     n/a              n/a       86585
Kimberly Clark            cs    494368103      1,852    30,981 sole     n/a              n/a       30981
Kinder Morgan Energy      oa    494550106      3,398    60,970 sole     n/a              n/a       60970
Kinder Morgan Mgmt        cs    49455U100      1,002    18,608 sole     n/a              n/a       18608
Coca-Cola Co.             cs    191216100      2,767    53,236 sole     n/a              n/a       53236
Lincoln National          cs    534187109      2,638    58,217 sole     n/a              n/a       58217
Herman Miller Inc         cs    600544100        263    10,558 sole     n/a              n/a       10558
3M Company                cs    88579Y101      3,071    44,132 sole     n/a              n/a       44132
Altria Group Inc          cs    718154107        438    21,320 sole     n/a              n/a       21320
Occidental Pet            cs    674599105        299     3,330 sole     n/a              n/a        3330
Paccar                    cs    693718108        630    15,068 sole     n/a              n/a       15068
Precision Castparts       cs    740189105      4,592    47,649 sole     n/a              n/a       47649
Pfizer                    cs    717081103        357    20,419 sole     n/a              n/a       20419
Proctor and Gamble        cs    742718109        224     3,691 sole     n/a              n/a        3691
Progress Energy Inc       cs    743263105      1,746    41,750 sole     n/a              n/a       41750
Philip Morris Intnl       cs    718172109      1,053    21,320 sole     n/a              n/a       21320
Pharmaceutical Holdr      ut    71712A206        344     5,100 sole     n/a              n/a        5100
Penn West Energy Tr       cs    707885109      6,066   179,247 sole     n/a              n/a      179247
Schlumberger              cs    806857108        398     3,707 sole     n/a              n/a        3707
The Southern Company      cs    842587107        588    16,850 sole     n/a              n/a       16850
Integrys Energy Grp.      cs    45822P105        533    10,491 sole     n/a              n/a       10491
Tyco Electronics          cs    G91449105        933    26,035 sole     n/a              n/a       26035
Tyco                      cs    902124106      1,051    26,260 sole     n/a              n/a       26260
US Bancorp                cs    902973304        270     9,670 sole     n/a              n/a        9670
Vulcan Materials Co.      cs    929160109      1,258    21,051 sole     n/a              n/a       21051
Vanguard Value ETF        ut    922908744      2,174    38,862 sole     n/a              n/a       38862
Vanguard Growth Idx       ut    922908736      1,422    24,025 sole     n/a              n/a       24025
Walgreen                  cs    931422109      2,987    91,866 sole     n/a              n/a       91866
Wells Fargo               cs    949746101      2,472   104,093 sole     n/a              n/a      104093
Washington Mutual         cs    939322103        360    73,000 sole     n/a              n/a       73000
Wal-Mart                  cs    931142103      3,322    59,117 sole     n/a              n/a       59117
Western Union             cs    959802109      4,618   186,817 sole     n/a              n/a      186817
Wyeth                     cs    983024100        229     4,765 sole     n/a              n/a        4765
Exxon Mobil Corp.         cs    30231G102        971    11,017 sole     n/a              n/a       11017



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